Property, Plant and Equipment - Summary of Cost Evolution for Exploratory Wells in Evaluation Stage (Detail) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	$ 1,379,527	$ 1,069,011
Amount at end of year	1,642,259	1,379,527	$ 1,069,011
Disclosure of Property plant and Equipment Cost evolution for the exploratory wells in evaluation stage [member]
Disclosure Of Property Plant And Equipment Cost Evolution [line items]
Amount at beginning of year	2,536	8,456	4,067
Additions pending the determination of proved reserves	601	86	5,229
Decreases charged to exploration expenses		(1,174)	(1,036)
Reclassifications to mineral property, wells and related equipment with proved reserves	(1,533)	(6,760)	(2,716)
Translation difference	389	1,928	2,912
Amount at end of year	$ 1,993	$ 2,536	$ 8,456